Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2015
Registrant Name	SEI DAILY INCOME TRUST /MA/
Central Index Key	0000701939
Amendment Flag	false
Document Creation Date	Jun. 26, 2015
Document Effective Date	Jun. 27, 2015
Prospectus Date	Jun. 26, 2015